Stock options (Tables)	12 Months Ended
Dec. 31, 2016
Fair values of options granted using weighted average assumptions
The fair values of options granted in fiscal years ended December 31, 2016 and 2015 were estimated on the date the options were granted based on the Black-Scholes option-pricing model, using the following weighted average assumptions for all options with a seven year expiration:

	Year Ended	Year Ended
	December 31,	December 31,
	2016	2015
Expected dividend	0%	0%
Risk-free interest rate	1.27 – 2.25%	1.89 – 2.02%
Expected volatility	134 – 137%	127 – 153%
Expected life	7 years	7 years

Currency, Canadian Dollar [Member]
Options granted under the stock option plan are exercisable
Summary of $CAD Option Activity

	Number of		Weighted
Share Prices Reported in $CAD	Options	Range	Average
Outstanding and exercisable at December 31, 2014	1,338	$1.62 – 2.43	$2.38
Exercised	(14)	1.62 – 2.43	1.94
Forfeited or expired	(1)	1.62 – 2.43	1.82
Outstanding and exercisable at December 31, 2015	1,323	$1.62 – 2.43	$2.39
Exercised	(-)	-	-
Forfeited or expired	(324)	2.43	2.43
Outstanding and exercisable at December 31, 2016	999	$1.62 – 2.43	$2.38

Options reinstated agreement either expired and cancelled prior to the agreed severance	Summary of $CAD Option Remaining Life
Price $CAD	Outstanding and Exercisable at December 31, 2016	Weighted Average Remaining Life (years)
$1.62	17	1.26
$1.89	76	1.39
$2.43	906	1.35
Total	999	1.35

Schedule of Share-based Compensation, Stock Options, Activity
The following table summarizes the effect of the June 8, 2016 transaction:

			Exercise	Share	Expected		Expense
Number of	Expiration	Risk Free	Price	Price	Life		Recognized
Options	Date	Rate	$CAD	$CAD	(Years)	Volatility	$USD
17	08/18/2018	0.52%	1.89	3.10	2.19	94%	9
648	08/18/2018	0.52%	2.43	3.10	2.19	94%	338
665							347

Currency, U.S. Dollar [Member]
Options granted under the stock option plan are exercisable
Summary of $USD Option Activity

	Number of		Weighted
	Options	Range	Average
Outstanding and exercisable at December 31, 2014	1,072	$0.45 – 15.66	$1.77
Granted	71	1.13 – 2.51	1.36
Exercised	(33)	0.60 – 1.05	0.83
Forfeited or expired	(16)	0.54 – 15.66	2.24
Outstanding and exercisable at December 31, 2015	1,094	$0.45 – 3.60	$1.77
Granted	370	2.11 – 2.45	2.42
Exercised	(4)	1.50	1.50
Forfeited or expired	(32)	1.89 - 2.69	2.65
Outstanding and exercisable at December 31, 2016	1,428	$0.45 – 3.60	$1.93

Options reinstated agreement either expired and cancelled prior to the agreed severance
Summary of $USD Option Remaining Life

	Number
	Outstanding and
Price in	Exercisable at	Remaining Life
US Dollars	December 31, 2016	(years)
$0.45	11	2.63
$0.54	19	3.38
$0.60	58	2.54
$0.72	83	3.40
$0.96	11	3.03
$1.05	113	2.97
$1.13	50	5.95
$1.23	8	4.15
$1.50	16	2.31
$1.59	176	4.04
$1.68	33	2.97
$1.89	8	1.63
$2.11	36	7.00
$2.30	4	3.90
$2.31	275	4.29
$2.35	4	4.01
$2.40	8	2.85
$2.44	49	6.11
$2.45	285	6.51
$2.51	4	3.82
$2.55	4	3.65
$2.69	118	4.78
$2.79	49	4.59
$2.94	3	2.91
$3.60	3	3.40
Total	1,428	4.59

Schedule of Share-based Compensation, Stock Options, Activity
The following table summarizes the effect of the June 8, 2016 transaction:

			Exercise	Share	Expected		Expense
Number of	Expiration	Risk Free	Price	Price	Life		Recognized
Options	Date	Rate	$USD	$USD	(Years)	Volatility	$USD
6	11/18/2018	0.93%	1.50	2.43	3.44	152%	1
17	04/04/2020	1.08%	0.60	2.43	3.82	155%	1
19	05/17/2020	1.08%	0.54	2.43	3.94	154%	1
9	11/20/2020	1.08%	1.05	2.43	4.45	147%	1
51							4